Material Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.10%	17.60%	21.10%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	7.70%	15.70%	17.30%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	(2.20%)	6.90%	9.50%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	1.90%	3.80%	6.70%
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	20.80%	30.00%	30.60%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.50%	21.20%	26.30%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	792.10%	1221.00%	815.60%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	14.40%	16.00%	21.80%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	14.90%	20.10%	22.90%